First Investors Tax Exempt New Jersey Fund
First Investors Tax Exempt New Jersey Fund
Investment Objective:
A high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New Jersey.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 63 of the Fund’s prospectus, Appendix A to the prospectus and “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s statement of additional information.  You may be required to pay a commission to your financial intermediary for Advisor Class and Institutional Class shares purchased through them.  Such commissions are not reflected in the tables or Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Investors Tax Exempt New Jersey Fund	Class A		Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	[1]	4.00%	none	none
[1]	A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the "What are the sales charges" section of the prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Investors Tax Exempt New Jersey Fund		Class A	Class B	Advisor Class	Institutional Class
Management Fees	[1]	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	[1]	0.25%	1.00%	none	none
Other Expenses	[1]	0.15%	0.21%	0.18%	0.17%
Total Annual Fund Operating Expenses	[1]	0.90%	1.71%	0.68%	0.67%
[1]	The expense information in the table has been restated to reflect a decrease in the contractual management fee effective as of May 1, 2018 and a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - First Investors Tax Exempt New Jersey Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	488	676	879	1,464
Class B	574	839	1,128	1,804
Advisor Class	69	218	379	847
Institutional Class	68	214	373	835

You would pay the following expenses on Class B shares if you did not redeem your shares:
Expense Example No Redemption	1 year	3 years	5 years	10 years
First Investors Tax Exempt New Jersey Fund | Class B | USD ($)	174	539	928	1,804

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies:
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable state income tax for individual residents of the state of New Jersey.  However, the Fund may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item. Such securities include obligations issued by municipalities and other authorities in New Jersey and U.S. possessions and territories, such as Puerto Rico. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Adviser to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund. High yield bonds include those that are rated Baa3 or below by Moody’s Investors Service, Inc. or BBB- or below by S&P Global Ratings and unrated bonds that are determined by Green Square to be of equivalent quality. When making investment decisions, Green Square focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Adviser and Green Square consider various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Adviser or Green Square may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash.  The Adviser generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Adviser considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

Typically, the securities purchased by the Fund will have maturities of fifteen years or more, but the Fund may invest in securities with any maturity.

Principal Risks:
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Principal risks of investing in the Fund are:

Call Risk.  When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit Risk.  An issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer.  A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news.  Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Derivatives Risk.  Inverse floaters, interest rate swaps, futures, and options on futures involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  There may not be a liquid secondary market for a derivative contract.  Investments in derivatives may cause leverage, increase the volatility of the Fund’s share price, expose it to significant costs and magnify potential losses.  Derivatives may be difficult to sell, unwind or value.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Interest Rate Risk.  In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.  The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk.  If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity Risk.  Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  High yield securities tend to be less liquid.

Market Risk.  The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal Securities Risk.  Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or revenue.

Security Selection Risk.  Securities selected by a portfolio manager may perform differently than the overall market or may not meet expectations.

State Focus Risk.  The Fund’s returns will be affected significantly by events that affect New Jersey’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be invested in a relatively small number of issuers.

Tax Risk.  The Fund may invest in securities that pay taxable interest and/or pay interest that is a Tax Preference Item or effect transactions that produce taxable capital gains.  Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to December 7, 2018, Green Square did not serve as subadviser to the Fund.  Updated performance information is available at www.firstinvestorsfunds.com or by calling 1(800)423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 7.29% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.03% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2018
Average Annual Returns - First Investors Tax Exempt New Jersey Fund	1 Year	5 Years	10 Years	Life of Class (If less than 10 yrs)
Class A Shares	(3.70%)	2.30%	3.64%
Class A Shares | After Taxes on Distributions	(3.70%)	2.30%	3.64%
Class A Shares | After Taxes on Distributions and Sale of Fund Shares	(0.91%)	2.41%	3.61%
Class B Shares (Return Before Taxes)	(4.36%)	1.99%	3.46%
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	0.56%	3.44%		1.89%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	0.55%	3.33%		1.87%
ICE BofAML Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	1.04%	3.90%	5.12%	2.68%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.